UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/2011

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus

Conservative

Allocation Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2010 through February 28, 2011.

Equities have fared quite well during the reporting period, despite recent market volatility stemming from developments in overseas markets.The U.S. stock market has rallied consistently since the fall, when a new round of monetary stimulus and the extension of the 2001 Job Growth and Reconciliation Act federal tax rates improved market confidence and reduced the fears of a recessionary double-dip. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well, while traditionally defensive industry groups generally lagged market averages. Small- and midcap stocks typically gained more value, on average, than their larger-cap counterparts as investors looked forward to better business conditions for growing companies.

We currently expect the U.S. economy to gain a moderate degree of momentum over the remainder of 2011 as the latest unemployment figures and benign inflationary pressures appear favorable to equities over the near term. However, in the wake of recent gains we believe that selectivity will become a more important determinant of investment success.We favor companies with higher growth potential, and we also are optimistic about the prospects of high-quality companies with ample cash reserves capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2011, Dreyfus Conservative Allocation Fund produced a total return of 11.42%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index, produced a total return of 27.73% for the same period. The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays Capital U.S.Aggregate Bond Index, and this blended index returned 10.59% for the same period.2 U.S. stocks rallied over the reporting period as an economic recovery gained momentum, while bonds produced mixed results.The fund lagged the S&P 500 Index, due to its fixed income allocation, but outperformed the customized blended index due to the fund’s allocation to fixed income funds with significant corporate bond exposure.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Greater Economic Confidence Fueled a Market Rally

The reporting period began in the midst of a subpar U.S. economic recovery and a sovereign debt crisis in Europe. However, investor sen-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

timent soon improved dramatically when a new round of quantitative easing of U.S. monetary policy convinced many investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by subsequent improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the end of uncertainty surrounding midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market rally. However, the rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices.

Bonds fared less well during the reporting period. U.S.Treasury securities lost a degree of value as investors began to anticipate eventual increases in short-term interest rates should the more robust economic rebound prove sustainable. Lower-quality bonds, such as high yield securities, produced stronger results in the recovering economy.

Bias Toward Stocks Boosted Participation in Rally

The fund began the reporting period with a mix of stocks, bonds and alternative investments that we considered to be relatively defensive.This asset mix was a response to prevailing market uncertainty as analysts debated at the time whether the U.S. economy would experience a double-dip recession. When economic concerns began to wane, we adopted a more constructive investment posture by boosting the fund’s exposure to stocks. As a result, the fund participated more fully in the stock market rally during the reporting period’s second half.The fund’s investments in small- and midcap stocks generally produced higher returns than large-cap stocks for the reporting period overall.

In October 2010, we moved all of the fund’s investment in Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund, effectively neutralizing a slight value-oriented bias in our small-cap equity exposure.This shift proved mildly beneficial to performance when momentum began to shift from small growth stocks to large, dividend-paying companies.

In the fund’s bond portfolio, assets were diversified across underlying funds investing in an array of fixed-income securities, including modest allocations to international bonds, emerging-markets debt and high yield corporate bonds.This mix enabled the fund’s fixed-income portfolio to achieve higher returns than the Barclays Capital U.S. Aggregate Bond Index. Exposure to alternative investments, which comprised less than 2% of total fund assets, included global real estate securities and the leveraged equity strategy employed by Dreyfus Global Absolute Return Fund.

4

Balancing Risks and Potential Rewards

We have been encouraged by the U.S. economy’s momentum, but we recognize that stocks have gained considerable value in a short time, and any unexpected economic or market setbacks could spark a correction. Consequently, we recently have reduced our bias toward stocks over bonds, and we have maintained a generally market-neutral investment posture within each asset class. In our judgment, these are prudent strategies as the U.S. economic recovery moves into the middle stages of its cycle.

March 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitments transactions, may magnify the fund’s gains or losses.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.83
Ending value (after expenses)	$1,114.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.66
Ending value (after expenses)	$1,021.17

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Registered Investment Companies—99.3%	Shares		Value ($)
Dreyfus Appreciation Fund	7,867	[a]	315,862
Dreyfus Bond Market Index Fund, Basic Shares	221,118	[a]	2,328,372
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	47,559	[a]	691,029
Dreyfus Emerging Markets Fund, Cl. I	17,890	[a]	232,387
Dreyfus Global Absolute Return Fund, Cl. I	12,405	[a,b]	153,579
Dreyfus Global Real Estate Securities Fund, Cl. I	10,937	[a]	83,448
Dreyfus High Yield Fund, Cl. I	107,253	[a]	728,243
Dreyfus International Bond Fund, Cl. I	41,631	[a]	689,833
Dreyfus International Stock Index Fund	11,559	[a]	182,287
Dreyfus International Value Fund, Cl. I	17,296	[a]	215,853
Dreyfus Opportunistic Midcap Value Fund, Cl. I	5,615	[a]	207,318
Dreyfus Research Growth Fund, Cl. Z	75,963	[a]	744,437
Dreyfus S&P Stars Opportunities Fund, Cl. I	8,100	[a]	194,798
Dreyfus Small Cap Stock Index Fund	9,447	[a]	201,609
Dreyfus Strategic Value Fund, Cl. I	33,311	[a]	1,010,642
Dreyfus Total Return Advantage Fund, Cl. I	178,386	[a]	2,352,914
Dreyfus U.S. Equity Fund, Cl. I	36,214	[a]	505,187
Dreyfus/Newton International Equity Fund, Cl. I	9,975	[a]	181,349
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	14,305	[a]	519,548
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	13,363	[a,b]	200,309
International Stock Fund, Cl. I	10,428	[a]	147,555

Total Investments (cost $11,174,411)	99.3%		11,886,559
Cash and Receivables (Net)	.7%		79,066
Net Assets	100.0%		11,965,625

a Investment in affiliated mutual fund.
b Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	77.8	Mutual Funds: Foreign	21.5
			99.3
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)	11,174,411	11,886,559
Cash		94,718
Deferred assets		6,391
Due from The Dreyfus Corporation and affiliates—Note 3(b)		838
		11,988,506
Liabilities ($):
Payable for shares of Common Stock redeemed		1,000
Accrued expenses		21,881
		22,881
Net Assets ($)		11,965,625
Composition of Net Assets ($):
Paid-in capital		11,190,968
Accumulated distributions in excess of Investment income—net		(49,735)
Accumulated net realized gain (loss) on investments		112,244
Accumulated net unrealized appreciation
(depreciation) on investments		712,148
Net Assets ($)		11,965,625
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		846,103
Net Asset Value, offering and redemption price per share ($)		14.14

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	131,068
Expenses:
Auditing fees	17,002
Shareholder servicing costs—Note 3(b)	15,125
Registration fees	14,792
Prospectus and shareholders’ reports	4,609
Legal fees	2,687
Custodian fees—Note 3(b)	818
Directors’ fees and expenses—Note 3(c)	433
Loan commitment fees—Note 2	67
Miscellaneous	4,906
Total Expenses	60,439
Less—expense reimbursement from
The Dreyfus Corporation due to undertaking—Note 3(a)	(25,737)
Less—waiver of shareholder servicing fees—Note 3(b)	(592)
Less—reduction in fees due to earnings credits—Note 3(b)	(30)
Net Expenses	34,080
Investment Income—Net	96,988
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	29,505
Capital gain distributions from affiliated issuers	113,402
Net Realized Gain (Loss)	142,907
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	707,804
Net Realized and Unrealized Gain (Loss) on Investments	850,711
Net Increase in Net Assets Resulting from Operations	947,699

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Operations ($):
Investment income—net	96,988	70,572
Net realized gain (loss) on
investments in affiliated issuers	142,907	10,523
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	707,804	4,344
Net Increase (Decrease) in Net Assets
Resulting from Operations	947,699	85,439
Dividends to Shareholders from ($):
Investment income—net	(194,000)	(30,094)
Net realized gain on investments	(34,773)	—
Total Dividends	(228,773)	(30,094)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,925,951	8,458,290
Dividends reinvested	225,493	26,748
Cost of shares redeemed	(1,336,272)	(1,108,856)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,815,172	7,376,182
Total Increase (Decrease) in Net Assets	4,534,098	7,431,527
Net Assets ($):
Beginning of Period	7,431,527	—
End of Period	11,965,625	7,431,527
Undistributed (distributions in excess of)
investment income—net	(49,735)	47,277
Capital Share Transactions (Shares):
Shares sold	355,205	655,759
Shares issued for dividends reinvested	16,352	2,103
Shares redeemed	(97,441)	(85,875)
Net Increase (Decrease) in Shares Outstanding	274,116	571,987

a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.99	12.50
Investment Operations:
Investment income—net[b]	.14	.20
Net realized and unrealized
gain (loss) on investments	1.34	.41
Total from Investment Operations	1.48	.61
Distributions:
Dividends from investment income—net	(.28)	(.12)
Dividends from net realized gain on investments	(.05)	—
Total Distributions	(.33)	(.12)
Net asset value, end of period	14.14	12.99
Total Return (%)[c]	11.42	4.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	1.29	2.76
Ratio of net expenses to average net assets[d,e]	.73	.71
Ratio of net investment income
to average net assets[d,e]	2.07	1.84
Portfolio Turnover Rate[c]	14.09	36.82
Net Assets, end of period ($ x 1,000)	11,966	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	11,886,559	—	—	11,886,559

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

14

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 28, 2011 were as follows:

Affiliated
Investment	Value				Dividends/
Company	8/31/2010	($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus
Appreciation Fund	—		309,322	1,500	—
Dreyfus Bond Market
Index Fund,
Basic Shares	1,616,650		947,970	185,071	33,614
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	458,682		274,987	52,877	13,743
Dreyfus Emerging
Markets Fund. Cl. I	145,973		88,361	17,626	1,279
Dreyfus Global
Absoloute Return
Fund, Cl. I	99,126		65,460	11,809	7,115
Dreyfus Global Real
Estate Securities
Fund, Cl. I	49,940		31,251	5,817	2,514
Dreyfus High Yield
Fund, Cl. I	460,786		285,920	52,877	24,675
Dreyfus International
Bond Fund, Cl. I	452,637		289,267	52,877	28,022
Dreyfus International
Stock Index Fund	103,071		68,418	13,219	3,106
Dreyfus International
Value Fund, Cl. I	122,544		80,912	15,863	2,539
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	108,029		65,311	13,219	—
Dreyfus Research
Growth Fund, Cl. Z	568,947		331,917	364,696	—
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	105,172		65,376	13,219	65
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	107,340		22,230	149,317	—
Dreyfus Smallcap
Stock Index	—		188,801	5,282	4,340
Dreyfus Strategic
Value Fund, Cl. I	542,527		351,162	69,798	6,319

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Dividends/
Company	8/31/2010 ($)	Purchases ($)	Sales ($) Distributions ($)
Dreyfus Total
Return Advantage
Fund, Cl. I	1,622,376	1,020,973	185,070		106,592
Dreyfus U.S. Equity
Fund, Cl. I	282,000	180,140	35,957		2,493
Dreyfus/Newton
International
Equity Fund, Cl. I	107,110	69,089	13,219		3,778
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	285,882	180,969	35,957		3,323
Dreyfus/The Boston
Company Small/Mid
Cap Growth Fund, Cl. I	106,276	65,311	13,219		—
International
Stock Fund, Cl. I	86,898	53,202	10,576		953
Total	7,431,966	5,036,349 1,319,065			244,470

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus
Appreciation Fund	—	8,040	315,862		2.6
Dreyfus Bond Market
Index Fund,
Basic Shares	(1,639)	(49,538)	2,328,372		19.5
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(385)	10,622	691,029		5.8
Dreyfus Emerging
Markets Fund. Cl. I	(83)	15,762	232,387		1.9
Dreyfus Global
Absoloute Return
Fund, Cl. I	—	802	153,579		1.3
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(13)	8,087	83,448.7
Dreyfus High Yield
Fund, Cl. I	(753)	35,167	728,243		6.1
Dreyfus International
Bond Fund, Cl. I	(700)	1,506	689,833		5.8
Dreyfus International
Stock Index Fund	(378)	24,395	182,287		1.5
Dreyfus International
Value Fund, Cl. I	(569)	28,829	215,853		1.8

16

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus Opportunistic
Midcap Value Fund, Cl. I	(178)	47,375	207,318		1.7
Dreyfus Research
Growth Fund, Cl. Z	21,004	187,265	744,437		6.2
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	(132)	37,601	194,798		1.6
Dreyfus Select
Managers Small
Cap Value Fund, Cl. I	17,795	1,952	—		—
Dreyfus Smallcap
Stock Index	(45)	18,135	201,609		1.7
Dreyfus Strategic
Value Fund, Cl. I	(2,151)	188,902	1,010,642		8.5
Dreyfus Total Return
Advantage Fund, Cl. I	(1,628)	(103,737)	2,352,914		19.7
Dreyfus U.S. Equity
Fund, Cl. I	(674)	79,678	505,187		4.2
Dreyfus/Newton
International
Equity Fund, Cl. I	(164)	18,533	181,349		1.5
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	309	88,345	519,548		4.3
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	(162)	42,103	200,309		1.7
International
Stock Fund, Cl. I	51	17,980	147,555		1.2
Total	29,505	707,804	11,886,559		99.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: ordinary income $30,094. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on February 28, 2011, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying fund’s operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $25,737 during the period ended February 28, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended February 28, 2011, the fund was charged $11,720 pursuant to the Shareholder Services Plan of which $592 was waived due to the fund’s investment in certain of the underlying funds.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $2,081 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $424 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $30.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $818 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $2,240, custodian fees $617, chief compliance officer fees $1,433 and transfer agency per account fees $676, which are offset against an expense reimbursement currently in effect in the amount of $5,804.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $5,036,349 and $1,319,065, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized appreciation on investments was $712,148, consisting of $764,307 gross unrealized appreciation and $52,159 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds only.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the period ended September 30, 2010, and (2) actual and contractual management fees, and the fund’s total expenses, with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. The Board noted the fund commenced operations on October 1, 2009.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at the Performance Group median and above the Performance Universe median for the reported time period.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that, unlike some other funds in the Expense Group and Expense Universe, the fund does not pay a management fee to Dreyfus under its Agreement, and noted further that the fund’s total expenses were above the Expense Group median and the Expense Universe median.

A representative of Dreyfus noted that Dreyfus has contractually agreed to assume expenses of the fund, until January 1, 2011, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions,

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

acquired fund fees and extraordinary expenses) do not exceed 1.40% of the fund’s average daily net assets, and advised that Dreyfus will extend this undertaking until January 1, 2012.

Representatives of Dreyfus noted for the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of fees paid in light of any differences in the services provided and other relevant factors, noting also that the fund does not pay a management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board noted that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of the Agreement and the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund, which include that the fund does not pay a management fee and that, as a result, an analysis of economies of scale would have lim-

24

ited applicability.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

Ticker Symbol: SCALX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Dreyfus

Growth Allocation Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

Equities have fared quite well during the reporting period, despite recent market volatility stemming from developments in overseas markets.The U.S. stock market has rallied consistently since the fall, when a new round of monetary stimulus and the extension of the 2001 Job Growth and Reconciliation Act federal tax rates improved market confidence and reduced the fears of a recessionary double-dip. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well, while traditionally defensive industry groups generally lagged market averages. Small- and midcap stocks typically gained more value, on average, than their larger-cap counterparts as investors looked forward to better business conditions for growing companies.

We currently expect the U.S. economy to gain a moderate degree of momentum over the remainder of 2011 as the latest unemployment figures and benign inflationary pressures appear favorable to equities over the near term. However, in the wake of recent gains, we believe that selectivity will become a more important determinant of investment success.We favor companies with higher growth potential, and we also are optimistic about the prospects of high-quality companies with ample cash reserves capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2011, Dreyfus Growth Allocation Fund produced a total return of 20.17%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 27.73% for the same period. The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays Capital U.S. Aggregate Bond Index, and this blended index retuned 22.01% for the same period.2 U.S. stocks rallied over the reporting period as an economic recovery gained momentum. The fund’s return was lower than the S&P 500 Index, due to its fixed income allocation, and also lower than the customized blended index because of a significant allocation to two underperforming equity funds.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. As of February 28, 2011, the fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Greater Economic Confidence Fueled a Market Rally

The reporting period began in the midst of a subpar U.S. economic recovery and a sovereign debt crisis in Europe. However, investor sen-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

timent soon improved dramatically when a new round of quantitative easing of U.S. monetary policy convinced many investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by subsequent improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the end of uncertainty surrounding midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market rally. However, the rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices.

Bonds fared less well during the reporting period. U.S.Treasury securities lost a degree of value as investors began to anticipate eventual increases in short-term interest rates should the more robust economic rebound prove sustainable. Lower-quality bonds, such as high yield securities, produced stronger results in the recovering economy.

Bias Toward Stocks Boosted Participation in Rally

The fund began the reporting period with a mix of stocks, bonds and alternative investments that we considered to be consistent with that of the customized blended index.This relatively neutral asset mix was a response to prevailing market uncertainty as analysts debated at the time whether the U.S. economy would experience a double-dip recession. When economic concerns began to wane, we adopted a more constructive investment posture by boosting the fund’s exposure to stocks.As a result, the fund participated more fully in the stock market rally during the reporting period’s second half.The fund’s investments in small- and midcap stocks generally produced higher returns than large-cap stocks for the reporting period overall.

In October 2010, we moved all of the fund’s investment in Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund, effectively neutralizing a slight value-oriented bias in our small-cap equity exposure.This shift proved mildly beneficial to performance when market momentum began to shift from small growth stocks to large, dividend-paying companies.

In the fund’s bond portfolio, assets were diversified across underlying funds investing in an array of fixed-income securities, including modest allocations to international bonds, emerging-markets debt and high yield corporate bonds.This mix enabled the fund’s fixed-income portfolio to achieve higher returns than the Barclays Capital U.S. Aggregate Bond Index. Exposure to alternative investments, which comprised approximately 14% of total fund assets, included global real estate securities and the leveraged equity strategy employed by Dreyfus Global Absolute Return Fund.

4

Balancing Risks and Potential Rewards

We have been encouraged by the U.S. economy’s momentum, but we recognize that stocks have gained considerable value in a short time, and any unexpected economic or market setbacks could spark a correction. Consequently, we recently have reduced our bias toward stocks over bonds, and we have maintained a generally market-neutral investment posture within each asset class. In our judgment, these are prudent strategies as the U.S. economic recovery moves into the middle stages of its cycle.

March 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitments transactions, may magnify the fund’s gains or losses.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.55
Ending value (after expenses)	$1,201.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.26
Ending value (after expenses)	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .65% ,multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Registered Investment Companies—98.5%	Shares		Value ($)
Dreyfus Appreciation Fund	10,882	[a]	436,923
Dreyfus Bond Market Index Fund, Basic Shares	60,381	[a]	635,818
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	12,890	[a]	187,282
Dreyfus Emerging Markets Fund, Cl. I	28,823	[a]	374,406
Dreyfus Global Absolute Return Fund, Cl. I	70,680	[a,b]	875,028
Dreyfus Global Real Estate Securities Fund, Cl. I	61,886	[a]	472,190
Dreyfus High Yield Fund, Cl. I	29,081	[a]	197,461
Dreyfus International Bond Fund, Cl. I	11,304	[a]	187,303
Dreyfus International Stock Index Fund	18,632	[a]	293,832
Dreyfus International Value Fund, Cl. I	27,859	[a]	347,675
Dreyfus Opportunistic Midcap Value Fund, Cl. I	7,498	[a]	276,837
Dreyfus Research Growth Fund, Cl. Z	100,056	[a]	980,551
Dreyfus S&P Stars Opportunities Fund, Cl. I	10,843	[a]	260,780
Dreyfus Small Cap Stock Index Fund	12,554	[a]	267,919
Dreyfus Strategic Value Fund, Cl. I	44,648	[a]	1,354,638
Dreyfus Total Return Advantage Fund, Cl. I	48,696	[a]	642,290
Dreyfus U.S. Equity Fund, Cl. I	48,658	[a]	678,783
Dreyfus/Newton International Equity Fund, Cl. I	15,963	[a]	290,211
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	19,255	[a]	699,344
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	17,812	[a,b]	267,000
International Stock Fund, Cl. I	16,830	[a]	238,151

Total Investments (cost $9,030,458)	98.5%		9,964,422
Cash and Receivables (Net)	1.5%		147,915
Net Assets	100.0%		10,112,337

a Investment in affiliated mutual fund.
b Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	66.2	Mutual Funds: Foreign	32.3
			98.5
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in afiliated issuers—See Statement of
Investments—Note 1(c)	9,030,458	9,964,422
Cash		161,700
Receivable for shares of Common Stock subscribed		1,447
Deferred assets		8,994
		10,136,563
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		97
Accrued expenses		24,129
		24,226
Net Assets ($)		10,112,337
Composition of Net Assets ($):
Paid-in capital		9,134,028
Accumulated distributions in excess of investment income—net		(11,043)
Accumulated net realized gain (loss) on investments		55,388
Accumulated net unrealized appreciation
(depreciation) on investments		933,964
Net Assets ($)		10,112,337
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		666,452
Net Asset Value, offering and redemption price per share ($)		15.17

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	71,598
Expenses:
Auditing fees	18,791
Shareholder servicing costs—Note 3(b)	13,019
Registration fees	9,834
Prospectus and shareholders’ reports	4,477
Custodian fees—Note 3(b)	1,254
Directors’ fees and expenses—Note 3(c)	194
Loan commitment fees—Note 2	53
Miscellaneous	6,708
Total Expenses	54,330
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(29,588)
Less—waiver of shareholder servicing fees—Note 3(b)	(733)
Less—reduction in fees due to earnings credits—Note 3(b)	(29)
Net Expenses	23,980
Investment Income—Net	47,618
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	33,646
Capital gain distributions from affiliated issuers	76,672
Net Realized Gain (Loss)	110,318
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,066,072
Net Realized and Unrealized Gain (Loss) on Investments	1,176,390
Net Increase in Net Assets Resulting from Operations	1,224,008

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Operations ($):
Investment income—net	47,618	27,895
Net realized gain (loss) on
investments in affiliated issuers	110,318	(12,802)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,066,072	(132,108)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,224,008	(117,015)
Dividends to Shareholders from ($):
Investment income—net	(65,004)	(23,500)
Net realized gain on investments	(40,394)	—
Total Dividends	(105,398)	(23,500)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,885,510	6,236,789
Dividends reinvested	99,785	23,218
Cost of shares redeemed	(1,292,674)	(818,386)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,692,621	5,441,621
Total Increase (Decrease) in Net Assets	4,811,231	5,301,106
Net Assets ($):
Beginning of Period	5,301,106	—
End of Period	10,112,337	5,301,106
Undistributed (distributions in excess of)
investment income—net	(11,043)	6,343
Capital Share Transactions (Shares):
Shares sold	336,911	476,752
Shares issued for dividends reinvested	6,830	1,789
Shares redeemed	(91,945)	(63,885)
Net Increase (Decrease) in Shares Outstanding	251,796	414,656

a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.78	12.50
Investment Operations:
Investment income—net[b]	.09	.10
Net realized and unrealized
gain (loss) on investments	2.48	.31
Total from Investment Operations	2.57	.41
Distributions:
Dividends from investment income—net	(.11)	(.13)
Dividends from net realized gain on investments	(.07)	—
Total Distributions	(.18)	(.13)
Net asset value, end of period	15.17	12.78
Total Return (%)[c]	20.17	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	1.47	3.31
Ratio of net expenses to average net assets[d,e]	.65	.57
Ratio of net investment income
to average net assets[d,e]	1.29	.85
Portfolio Turnover Rate[c]	20.69	45.65
Net Assets, end of period ($ x 1,000)	10,112	5,301

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	9,964,422	—	—	9,964,422

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

14

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 28, 2011 were as follows:

Affiliated
Investment	Value				Dividends/
Company	8/31/2010	($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus
Appreciation Fund	—		432,573	6,925	—
Dreyfus Bond Market
Index Fund,
Basic Shares	400,229		314,793	66,400	8,766
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	112,728		90,977	18,971	3,549
Dreyfus Emerging
Markets Fund, Cl. I	213,747		176,876	37,943	2,019
Dreyfus Global Absolute
Return Fund, Cl. I	511,040		449,716	88,976	39,676
Dreyfus Global Real
Estate Securities
Fund, Cl. I	257,047		215,881	43,824	13,920
Dreyfus High Yield
Fund, Cl. I	113,621		93,825	18,971	6,397
Dreyfus International
Bond Fund, Cl. I	111,275		95,208	18,971	7,780
Dreyfus International
Stock Index Fund	149,647		136,026	28,457	4,883
Dreyfus International
Value Fund, Cl. I	177,010		161,182	34,149	3,811
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	131,363		109,285	23,714	—
Dreyfus Research
Growth Fund, Cl. Z	694,009		560,908	534,739	—
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	128,045		109,367	23,714	82
Dreyfus Small Cap
Stock Index Fund	—		253,573	8,403	6,005
Dreyfus Select Managers
Small Cap Value
Fund, Cl. I	130,242		26,713	180,306	—
Dreyfus Strategic Value
Fund, Cl. I	657,742		585,069	125,212	8,043
Dreyfus Total Return
Advantage Fund, Cl. I	401,847		334,097	66,400	28,096

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Dividends/
Company	8/31/2010 ($)	Purchases ($)	Sales ($) Distributions ($)
Dreyfus U.S. Equity
Fund, Cl. I	344,228	300,764	64,503		3,506
Dreyfus/Newton
International Equity
Fund, Cl. I	154,597	136,934	28,457		5,791
Dreyfus/The Boston
Company Large
Cap Core Fund, Cl. I	349,054	301,603	64,503		4,345
Dreyfus/The Boston
Company Small/
Mid-Cap Growth
Fund, Cl. I	128,860	109,285	23,714		—
International Stock
Fund, Cl. I	127,221	106,515	22,766		1,601
Total	5,293,552	5,101,170 1,530,018			148,270

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus
Appreciation Fund	28	11,247	436,923		4.3
Dreyfus Bond Market
Index Fund, Basic Shares	(640)	(12,164)	635,818		6.3
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(102)	2,650	187,282		1.8
Dreyfus Emerging
Markets Fund, Cl. I	(88)	21,814	374,406		3.7
Dreyfus Global Absolute
Return Fund, Cl. I	(109)	3,357	875,028		8.6
Dreyfus Global Real Estate
Securities Fund, Cl. I	487	42,599	472,190		4.7
Dreyfus High Yield
Fund, Cl. I	(263)	9,249	197,461		2.0
Dreyfus International
Bond Fund, Cl. I	(220)	11	187,303		1.9
Dreyfus International
Stock Index Fund	(718)	37,334	293,832		2.9
Dreyfus International
Value Fund, Cl. I	(1,126)	44,758	347,675		3.4
Dreyfus Opportunistic
Midcap Value Fund, Cl. I	(185)	60,088	276,837		2.7
Dreyfus Research
Growth Fund, Cl. Z	21,105	239,268	980,551		9.7

16

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	(166)	47,248	260,780		2.6
Dreyfus Small Cap
Stock Index Fund	(42)	22,791	267,919		2.6
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	20,430	2,921	—		—
Dreyfus Strategic
Value Fund, Cl. I	(3,316)	240,355	1,354,638		13.4
Dreyfus Total Return
Advantage Fund, Cl. I	(1,123)	(26,131)	642,290		6.4
Dreyfus U.S. Equity
Fund, Cl. I	(1,153)	99,447	678,783		6.7
Dreyfus/Newton
International Equity
Fund, Cl. I	(199)	27,336	290,211		2.9
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	1,102	112,088	699,344		6.9
Dreyfus/The Boston
Company Small/
Mid-Cap Growth
Fund, Cl. I	(315)	52,884	267,000		2.6
International Stock
Fund, Cl. I	259	26,922	238,151		2.4
	33,646	1,066,072	9,964,422		98.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: ordinary income $23,500. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on February 28, 2011, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $29,588 during the period ended February 28, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended February 28, 2011, the fund was charged $9,223 pursuant to the Shareholder Services Plan of which $733 was waived due to the fund’s investment in certain of the underlying funds.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $2,372 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $411 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $29.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $1,254 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $1,884, custodian fees $990, chief compliance officer fees $1,433 and transfer agency per account fees $757, which are offset against an expense reimbursement currently in effect in the amount of $4,967.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $5,101,170 and $1,530,018, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized appreciation on investments was $933,964, consisting of $946,121 gross unrealized appreciation and $12,157 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds only.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the period ended September 30, 2010, and (2) actual and contractual management fees, and the fund’s total expenses, with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. The Board noted the fund commenced operations on October 1, 2009.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median for the reported time period.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that, unlike some other funds in the Expense Group and Expense Universe, the fund does not pay a management fee to Dreyfus under its Agreement, and noted further that the fund’s total expenses were above the Expense Group median and the Expense Universe median.

A representative of Dreyfus noted that Dreyfus has contractually agreed to assume expenses of the fund, until January 1, 2011, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and extraordinary expenses) do not exceed 1.50% of the fund’s average daily net assets, and advised that Dreyfus will extend this undertaking until January 1, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board noted that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of the Agreement and the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund, which include that the fund does not pay a management

24

fee and that, as a result, an analysis of economies of scale would have limited applicability.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Dreyfus

Moderate Allocation Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

Equities have fared quite well during the reporting period, despite recent market volatility stemming from developments in overseas markets.The U.S. stock market has rallied consistently since the fall, when a new round of monetary stimulus and the extension of the 2001 Job Growth and Reconciliation Act federal tax rates improved market confidence and reduced the fears of a recessionary double-dip. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well, while traditionally defensive industry groups generally lagged market averages. Small- and midcap stocks typically gained more value, on average, than their larger-cap counterparts as investors looked forward to better business conditions for growing companies.

We currently expect the U.S. economy to gain a moderate degree of momentum over the remainder of 2011 as the latest unemployment figures and benign inflationary pressures appear favorable to equities over the near term. However, in the wake of recent gains, we believe that selectivity will become a more important determinant of investment success.We favor companies with higher growth potential, and we also are optimistic about the prospects of high-quality companies with ample cash reserves capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2011, Dreyfus Moderate Allocation Fund produced a total return of 15.59%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 27.73% for the same period. The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays Capital U.S. Aggregate Bond Index, and this blended index returned 16.30% for the same period.2 U.S. stocks rallied over the reporting period as an economic recovery gained momentum.The fund produced returns that were lower than the S&P 500 Index, due to its fixed income allocation, but was roughly in line with the customized blended index as a result of a significant allocation to two underperforming equity funds.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Greater Economic Confidence Fueled a Market Rally

The reporting period began in the midst of a subpar U.S. economic recovery and a sovereign debt crisis in Europe. However, investor sen-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

timent soon improved dramatically when a new round of quantitative easing of U.S. monetary policy convinced many investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by subsequent improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the end of uncertainty surrounding midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market rally. However, the rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices.

Bonds fared less well during the reporting period. U.S.Treasury securities lost a degree of value as investors began to anticipate eventual increases in short-term interest rates should the more robust economic rebound prove sustainable. Lower-quality bonds, such as high yield securities, produced stronger results in the recovering economy.

Bias Toward Stocks Boosted Participation in Rally

The fund began the reporting period with a mix of stocks, bonds and alternative investments that we considered to be neither aggressive nor defensive.This relatively neutral asset mix was a response to prevailing market uncertainty as analysts debated at the time whether the U.S. economy would experience a double-dip recession.When economic concerns began to wane, we adopted a more constructive investment posture by boosting the fund’s exposure to stocks.As a result, the fund participated more fully in the stock market rally during the reporting period’s second half. The fund’s investments in small- and midcap stocks generally produced higher returns than large-cap stocks for the reporting period overall.

In October 2010, we moved all of the fund’s investment in Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund, effectively neutralizing a slight value-oriented bias in our small-cap equity exposure.This shift proved mildly beneficial to performance when momentum began to shift from small growth stocks to large, dividend-paying companies.

In the fund’s bond portfolio, assets were diversified across underlying funds investing in an array of fixed-income securities, including modest allocations to international bonds, emerging-markets debt and high yield corporate bonds.This mix enabled the fund’s fixed-income portfolio to achieve higher returns than the Barclays Capital U.S. Aggregate Bond Index. Exposure to alternative investments, which comprised less than 8% of total fund assets, included global real estate securities and the leveraged equity strategy employed by Dreyfus Global Absolute Return Fund.

4

Balancing Risks and Potential Rewards

We have been encouraged by the U.S. economy’s momentum, but we recognize that stocks have gained considerable value in a short time, and any unexpected economic or market setbacks could spark a correction. Consequently, we recently reduced our bias toward stocks over bonds, and we have maintained a generally market-neutral investment posture within each asset class. In our judgment, these are prudent strategies as the U.S. economic recovery moves into the middle stages of its cycle.

March 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitments transactions, may magnify the fund’s gains or losses.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.53
Ending value (after expenses)	$1,155.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.31
Ending value (after expenses)	$1,021.52

† Expenses are equal to the fund’s annualized expense ratio of .66% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Registered Investment Companies—97.0%	Shares		Value ($)
Dreyfus Appreciation Fund	19,107	[a]	767,136
Dreyfus Bond Market Index Fund, Basic Shares	257,002	[a]	2,706,228
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	55,031	[a]	799,600
Dreyfus Emerging Markets Fund, Cl. I	46,560	[a]	604,816
Dreyfus Global Absolute Return Fund, Cl. I	86,516	[a,b]	1,071,068
Dreyfus Global Real Estate Securities Fund, Cl. I	75,775	[a]	578,164
Dreyfus High Yield Fund, Cl. I	124,067	[a]	842,419
Dreyfus International Bond Fund, Cl. I	48,286	[a]	800,098
Dreyfus International Stock Index Fund	30,312	[a]	478,026
Dreyfus International Value Fund, Cl. I	45,352	[a]	565,995
Dreyfus Opportunistic Midcap Value Fund, Cl. I	12,932	[a]	477,462
Dreyfus Research Growth Fund, Cl. Z	171,230	[a]	1,678,051
Dreyfus S&P Stars Opportunities Fund, Cl. I	18,741	[a]	450,733
Dreyfus Small Cap Stock Index Fund	21,737	[a]	463,861
Dreyfus Strategic Value Fund, Cl. I	77,449	[a]	2,349,800
Dreyfus Total Return Advantage Fund, Cl. I	207,182	[a]	2,732,728
Dreyfus U.S. Equity Fund, Cl. I	83,983	[a]	1,171,563
Dreyfus/Newton International Equity Fund, Cl. I	25,967	[a]	472,083
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	33,235	[a]	1,207,089
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	30,865	[a,b]	462,667
International Stock Fund, Cl. I	27,193	[a]	384,776

Total Investments (cost $19,460,078)	97.0%		21,064,363
Cash and Receivables (Net)	3.0%		644,197
Net Assets	100.0%		21,708,560

a Investment in affiliated mutual fund.
b Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	70.5	Mutual Funds: Foreign	26.5
			97.0
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	19,460,078	21,064,363
Cash		663,461
Receivable for shares of Common Stock subscribed		1,350
Deferred assets		6,737
		21,735,911
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		2,374
Payable for shares of Common Stock redeemed		520
Accrued expenses		24,457
		27,351
Net Assets ($)		21,708,560
Composition of Net Assets ($):
Paid-in capital		19,957,013
Accumulated distributions in excess of investment income—net		(75,104)
Accumulated net realized gain (loss) on investments		222,366
Accumulated net unrealized appreciation
(depreciation) on investments		1,604,285
Net Assets ($)		21,708,560
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,477,247
Net Asset Value, offering and redemption price per share ($)		14.70

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	195,547
Expenses:
Shareholder servicing costs—Note 3(b)	26,195
Auditing fees	17,003
Registration fees	15,674
Prospectus and shareholders’ reports	3,923
Legal fees	3,002
Custodian fees—Note 3(b)	857
Directors’ fees and expenses—Note 3(c)	524
Loan commitment fees—Note 2	105
Miscellaneous	5,939
Total Expenses	73,222
Less—expense reimbursement from
The Dreyfus Corporation due to undertaking—Note 3(a)	(17,385)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,398)
Less—reduction in fees due to earnings credits—Note 3(b)	(49)
Net Expenses	54,390
Investment Income—Net	141,157
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	64,502
Capital gain distributions from affiliated issuers	189,978
Net Realized Gain (Loss)	254,480
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,756,674
Net Realized and Unrealized Gain (Loss) on Investments	2,011,154
Net Increase in Net Assets Resulting from Operations	2,152,311

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Operations ($):
Investment income—net	141,157	73,657
Net realized gain (loss) on
investments in affiliated issuers	254,480	23,028
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,756,674	(152,389)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,152,311	(55,704)
Dividends to Shareholders from ($):
Investment income—net	(259,104)	(36,541)
Net realized gain on investments	(49,843)	—
Total Dividends	(308,947)	(36,541)
Capital Stock Transactions ($):
Net proceeds from shares sold	9,803,753	12,226,788
Dividends reinvested	297,484	35,930
Cost of shares redeemed	(1,436,139)	(970,375)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,665,098	11,292,343
Total Increase (Decrease) in Net Assets	10,508,462	11,200,098
Net Assets ($):
Beginning of Period	11,200,098	—
End of Period	21,708,560	11,200,098
Undistributed (distributions in excess of)
investment income—net	(75,104)	42,843
Capital Share Transactions (Shares):
Shares sold	692,910	938,152
Shares issued for dividends reinvested	20,875	2,783
Shares redeemed	(102,614)	(74,859)
Net Increase (Decrease) in Shares Outstanding	611,171	866,076

a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.50
Investment Operations:
Investment income—net[b]	.12	.14
Net realized and unrealized
gain (loss) on investments	1.89	.41
Total from Investment Operations	2.01	.55
Distributions:
Dividends from investment income—net	(.20)	(.12)
Dividends from net realized gain on investments	(.04)	—
Total Distributions	(.24)	(.12)
Net asset value, end of period	14.70	12.93
Total Return (%)[c]	15.59	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	.89	1.96
Ratio of net expenses to average net assets[d,e]	.66	.65
Ratio of net investment income
to average net assets[d,e]	1.71	1.27
Portfolio Turnover Rate[c]	15.34	31.21
Net Assets, end of period ($ x 1,000)	21,709	11,200

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	21,064,363	—	—	21,064,363

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

14

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 28, 2011 were as follows:

Affiliated
Investment	Value				Dividends/
Company	8/31/2010	($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus
Appreciation Fund	—		749,957	2,351	—
Dreyfus Bond
Market Index Fund,
Basic Shares	1,639,297		1,330,633	204,752	38,787
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	463,859		385,168	58,501	16,069
Dreyfus Emerging
Markets Fund. Cl. I	330,939		280,276	43,876	3,452
Dreyfus Global
Absoloute Return
Fund, Cl. I	601,534		545,037	78,391	50,445
Dreyfus Global Real
Estate Securities
Fund, Cl. I	302,513		261,257	38,610	17,652
Dreyfus High Yield
Fund, Cl. I	464,974		397,373	58,500	28,274
Dreyfus International
Bond Fund, Cl. I	458,305		402,918	58,500	33,819
Dreyfus International
Stock Index Fund	234,674		215,886	32,906	8,268
Dreyfus International
Value Fund, Cl. I	277,762		255,979	39,488	6,836
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	216,148		184,550	29,250	—
Dreyfus Research
Growth Fund, Cl. Z	1,143,647		946,539	874,165	—
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	211,495		184,704	29,250	155
Dreyfus Select
Managers Small
Cap Value Fund, Cl. I	214,686		66,703	322,672	—
Dreyfus Smallcap
Stock Index	—		439,839	18,113	10,458
Dreyfus Strategic
Value Fund, Cl. I	1,091,010		989,559	154,441	15,138

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Dividends/
Company	8/31/2010 ($)	Purchases ($)	Sales ($) Distributions ($)
Dreyfus Total Return
Advantage
Fund, Cl. I	1,644,939	1,421,328	204,752		129,423
Dreyfus U.S. Equity
Fund, Cl. I	567,653	508,065	79,560		6,090
Dreyfus/Newton
International
Equity Fund, Cl. I	241,839	217,655	32,906		10,037
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	576,946	509,959	79,561		7,984
Dreyfus/The Boston
Company Small/Mid
Cap Growth Fund, Cl. I 213,194		184,549	29,250		—
International Stock
Fund, Cl. I	197,226	168,733	26,325		2,638
Total	11,092,640	10,646,667 2,496,120			385,525

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus
Appreciation Fund	(17)	19,547	767,136		3.5
Dreyfus Bond
Market Index
Fund, Basic Shares	(3,736)	(55,214)	2,706,228		12.4
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(1,353)	10,427	799,600		3.7
Dreyfus Emerging
Markets Fund. Cl. I	(66)	37,543	604,816		2.8
Dreyfus Global
Absoloute Return
Fund, Cl. I	(700)	3,588	1,071,068		4.9
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(371)	53,375	578,164		2.7
Dreyfus High Yield
Fund, Cl. I	(1,076)	39,648	842,419		3.9
Dreyfus International
Bond Fund, Cl. I	(2,193)	(432)	800,098		3.7
Dreyfus International
Stock Index Fund	(610)	60,982	478,026		2.2
Dreyfus International
Value Fund, Cl. I	(1,032)	72,774	565,995		2.6

16

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2011	($)	Assets (%)
Dreyfus Opportunistic
Midcap Value Fund, Cl. I	(571)	106,585	477,462		2.2
Dreyfus Research
Growth Fund, Cl. Z	53,498	408,532	1,678,051		7.7
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	(426)	84,210	450,733		2.1
Dreyfus Select
Managers Small
Cap Value Fund, Cl. I	34,485	6,798	—		—
Dreyfus Smallcap
Stock Index	(162)	42,297	463,861		2.1
Dreyfus Strategic
Value Fund, Cl. I	(4,092)	427,764	2,349,800		10.8
Dreyfus Total Return
Advantage Fund, Cl. I	(5,449)	(123,338)	2,732,728		12.6
Dreyfus U.S. Equity
Fund, Cl. I	(1,342)	176,747	1,171,563		5.4
Dreyfus/Newton
International
Equity Fund, Cl. I	(555)	46,050	472,083		2.2
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	726	199,019	1,207,089		5.6
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	(585)	94,759	462,667		2.1
International Stock
Fund, Cl. I	129	45,013	384,776		1.8
Total	64,502	1,756,674	21,064,363		97.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: ordinary income $36,541. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on February 28, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual

18

funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $17,385 during the period ended February 28, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended February 28, 2011, the fund was charged $20,677 pursuant to the Shareholder Services Plan of which $1,398 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $3,491 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $690 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $49.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $857 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $4,072, custodian fees $502, chief compliance officer fees $1,433 and transfer agency per account fees $1,317, which are offset against an expense reimbursement currently in effect in the amount of $4,950.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $10,646,667 and $2,496,120, respectively.

20

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized appreciation on investments was $1,604,285, consisting of $1,675,197 gross unrealized appreciation and $70,912 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds only.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the period ended September 30, 2010, and (2) actual and contractual management fees, and the fund’s total expenses, with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.The Board noted the fund commenced operations on October 1, 2009.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median for the reported time period.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that, unlike some other funds in the Expense Group and Expense Universe, the fund does not pay a management fee to Dreyfus under its Agreement, and noted further that the fund’s total expenses were above the Expense Group median and the Expense Universe median.

A representative of Dreyfus noted that Dreyfus has contractually agreed to assume expenses of the fund, until January 1, 2011, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and extraordinary expenses) do not exceed 1.45% of the fund’s average daily net assets, and advised that Dreyfus will extend this undertaking until January 1, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board noted that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of the Agreement and the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund, which include that the fund does not pay a management

24

fee and that, as a result, an analysis of economies of scale would have limited applicability.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: April 26, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: April 26, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6